Share-Based Compensation - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 16, 2011 shares	Oct. 30, 2017 shares	Dec. 31, 2018 USD ($) Installment shares	Dec. 31, 2018 CNY (¥) Installment shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | ¥				¥ 226,695,000	¥ 40,108,000	¥ 52,098,000
Share-based compensation arrangement by share-based payment award, granted			6,138,353	6,138,353	11,737,705
Share based compensation arrangement by share based payment award option cancelation			75,000	75,000	18,000
Share based compensation			$ 32,971	¥ 226,695,000	¥ 40,108,000	52,098,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | ¥				69,620,000	0	0
Unrecognized compensation expense | ¥				¥ 166,010,000
Weighted average period over which unrecognized compensation expense is expected to be recognized			1 year 2 months	1 year 2 months
Share based compensation | ¥				¥ 1,076,000	0	0
Restricted Stock Units One [Member] | Vested after 24 months of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period			24 months	24 months
Share-based compensation arrangement by share-based payment award, vesting rate			50.00%	50.00%
Restricted Stock Units One [Member] | Vested in two equal installments over the following 24 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period			24 months	24 months
Share-based compensation arrangement by share-based payment award, vesting rate			50.00%	50.00%
Restricted Stock Units Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period			48 months	48 months
Number of equal vesting installments | Installment			4	4
Employee Stock Option [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted			4,183,685	4,183,685
Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation in general and administrative expenses | ¥				¥ 20,980	¥ 0	0
Non Employee Options [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted			10,000	10,000
Huya 2017 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized				28,394,117	17,647,058
Allocated share-based compensation expense | ¥				¥ 220,862,000	¥ 19,473,000	¥ 0
Unrecognized compensation expense | ¥				¥ 169,604,000
Weighted average period over which unrecognized compensation expense is expected to be recognized			1 year 1 month	1 year 1 month
Share-based compensation arrangement by share-based payment award, expiration period			10 years	10 years
Share-based compensation arrangement by share-based payment award, granted						0
Share based compensation arrangement by share based payment award accelerated compensation cost | ¥				¥ 1,869
Share based compensation arrangement by share based payment award option cancelation			262,503	262,503
Huya 2017 Share Incentive Plan [Member] | Option One [Member] | Vested after 24 months of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period			24 months	24 months
Share-based compensation arrangement by share-based payment award, vesting rate			50.00%	50.00%
Huya 2017 Share Incentive Plan [Member] | Option One [Member] | Vested in two equal installments over the following 24 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period			24 months	24 months
Share-based compensation arrangement by share-based payment award, vesting rate			50.00%	50.00%
Huya 2017 Share Incentive Plan [Member] | Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period			48 months	48 months
Number of equal vesting installments | Installment			4	4
Huya 2017 Share Incentive Plan [Member] | Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period			24 months	24 months
Number of equal vesting installments | Installment			4	4
Huya 2017 Share Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted			5,918,353	5,918,353	11,737,705
Huya 2017 Share Incentive Plan [Member] | Non Employee Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted			220,000	220,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share-based compensation expense | ¥					¥ 10,170,000
Share-based compensation arrangement by share-based payment award, granted		559,039
YY Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized	43,000,000
Share-based compensation arrangement by share-based payment award, annual increase	20,000,000
Share-based compensation arrangement by share-based payment award, settleable upon vesting by the issuance of common shares			449,235	449,235
Allocated share-based compensation expense | ¥				¥ 5,833,000	¥ 10,465,000	¥ 52,098,000
YY Inc [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | ¥				¥ 1,472,000
Weighted average period over which unrecognized compensation expense is expected to be recognized			6 months 10 days	6 months 10 days